Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Parenthetical) (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer
Lessor Lease Description [Line Items]
Number of customers represent container leaseback financing receivable portfolio | Customer	1	1
Fair value of container leaseback financing receivable | $	$ 769,422	$ 732,951
Customer One
Lessor Lease Description [Line Items]
Percentage of container leaseback financing receivable portfolio	98.20%	97.40%